Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
8% Senior Secured Convertible Promissory Note, net of discount of $289,093 at December 31, 2019	$ 123
8% Senior Secured Convertible Promissory Note issued December 2, 2019, net of discount of $125,453 at December 31, 2019		$ 125,453
Common stock, par value per share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000
Common stock, shares issued	5,724,258	4,880,115
Balance common stock, shares	5,724,258	4,880,115
Series A Convertible Preferred Stock [Member]
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,562,500	1,562,500
Balance preferred stock , shares	1,562,500	1,562,500
Series B Convertible Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	10,000	10,000
Balance preferred stock , shares	10,000	10,000